Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 714,800	$ 673,100
Estimated inflation rate	1.40%	2.00%
Estimated risk free rate	1.80%	2.20%
Other provisions	$ 667,974	$ 646,898	$ 368,995